Mortgage Loans Held for Sale at Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Mortgage Loans Held for Sale at Fair Value
Summary of mortgage loans held for sale at fair value

	June 30, 2013	December 31, 2012
	(in thousands)
Conforming	$102,366	$50,003
Government-insured or guaranteed	549,450	398,381
Repurchased mortgage loans	4,525	—

	$656,341	$448,384

Fair value of mortgage loans pledged to secure mortgage loans sold under agreements to repurchase	$646,944	$438,850

	December 31,
	2012	2011
	(in thousands)
Conforming	$50,003	$19,860
Government-insured or guaranteed	398,381	69,997

	$448,384	$89,857